Debt Obligations Schedule of Debt Obligations (Details) - USD ($)			1 Months Ended								2 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Aug. 31, 2019	May 04, 2021	Apr. 30, 2020	Jan. 31, 2020	Dec. 31, 2019	Oct. 31, 2019	Sep. 30, 2019	May 31, 2019	Nov. 30, 2018	Dec. 31, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Debt Instrument [Line Items]
Total long-term debt						$ 2,354,099,000						$ 2,276,972,000		$ 2,292,605,000	$ 2,354,099,000
Debt obligation														2,307,522,000
Finance Lease, Liability						443,000						91,000		164,000	443,000
Assumed market debt adjustments, net						(1,218,000)						(1,587,000)		(1,543,000)	(1,218,000)
Deferred financing expense, net						(17,204,000)						(12,622,000)		(13,538,000)	(17,204,000)
Long-term debt with variable interest						$ 250,500,000						$ 692,500,000		580,500,000	250,500,000
Proceeds on mortgages and loans payable									$ 60,000,000					0	260,000,000	$ 622,500,000
Debt assumed, noncash or part noncash acquisition														0	0	464,462,000
Debt contributed to joint venture														$ 0	$ 0	175,000,000
Write off of deferred financing expenses											$ 2,100,000
Weighted average interest rate on debt obligations						3.40%						3.00%		3.10%	3.40%
Repayments of Other Debt					$ 30,000,000
Gross borrowings under revolving credit facility.				$ 200,000,000								$ 0	$ 55,000,000	$ 255,000,000	$ 122,641,000	$ 475,357,000
Subsequent Event
Debt Instrument [Line Items]
Repayments of Secured Debt			$ 25,100,000
Term Loan Due Sept 2024
Debt Instrument [Line Items]
Debt obligation																	$ 200,000,000
Basis spread on variable rate		1.75%						1.25%
Payments for Loans						$ 265,900,000
Term Loan Due October 2024
Debt Instrument [Line Items]
Debt obligation							$ 175,000,000
Basis spread on variable rate	1.75%						1.25%
Revolving Credit Facility
Debt Instrument [Line Items]
Debt obligation						0						$ 0		$ 0	0
Basis spread on variable rate												1.40%		1.40%
Debt Instrument, Description of Variable Rate Basis												LIBOR		LIBOR
Mortgages and Other
Debt Instrument [Line Items]
Total long-term debt						326,849,000						$ 274,602,000		$ 291,270,000	326,849,000
Debt obligation						324,578,000						273,590,000		290,022,000	324,578,000
Debt assumed, noncash or part noncash acquisition														102,300,000
Term Loans
Debt Instrument [Line Items]
Debt obligation						1,652,500,000						1,622,500,000		1,622,500,000	1,652,500,000
Secured Debt
Debt Instrument [Line Items]
Debt obligation														685,022,000
us-gaap_SecuredLoanFacilities
Debt Instrument [Line Items]
Debt obligation						395,000,000						395,000,000		395,000,000	395,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility, maximum borrowing capacity														500,000,000
Revolving credit facility, remaining borrowing capacity														490,400,000
Term Loans
Debt Instrument [Line Items]
Total long-term debt						$ 1,636,470,000						1,611,119,000		1,610,204,000	$ 1,636,470,000
Debt obligation														1,622,500,000
Long-term debt with variable interest														$ 580,500,000
Weighted average interest rate on debt obligations						3.20%								2.70%	3.20%
Term Loan Due 2030
Debt Instrument [Line Items]
Interest rate														3.35%
Secured Debt
Debt Instrument [Line Items]
Total long-term debt						$ 390,780,000						$ 391,251,000		$ 391,131,000	$ 390,780,000
Weighted average interest rate on debt obligations						4.10%								4.00%	4.10%
Maximum
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage														0.25%
Maximum | Mortgages and Other
Debt Instrument [Line Items]
Interest rate												7.20%		7.20%
Maximum | Term Loans
Debt Instrument [Line Items]
Interest rate												4.60%		4.60%
Maximum | Secured Debt
Debt Instrument [Line Items]
Interest rate												3.50%
Maximum | us-gaap_SecuredLoanFacilities
Debt Instrument [Line Items]
Interest rate														3.50%
Minimum
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage														0.15%
Minimum | Mortgages and Other
Debt Instrument [Line Items]
Interest rate												3.50%		3.50%
Minimum | Term Loans
Debt Instrument [Line Items]
Interest rate												1.40%		1.40%
Minimum | Secured Debt
Debt Instrument [Line Items]
Interest rate												3.40%
Minimum | us-gaap_SecuredLoanFacilities
Debt Instrument [Line Items]
Interest rate														3.40%
Grocery Retail Partners I
Debt Instrument [Line Items]
Debt contributed to joint venture										$ 175,000,000.0				$ 175,000,000